Transactions with related parties	6 Months Ended
Jun. 30, 2024
Related Party [Abstract]
Transactions with related parties

12	Transactions with related parties
There were no other changes to the related party transactions described in Note 34 of the Annual Report and Accounts 2023 that have had a material effect on the financial position or performance of the group in the half-year to 30 June 2024.
All related party transactions that took place in the half-year to 30 June 2024 were similar in nature to those disclosed in the Annual Report and
Accounts 2023.